Fair Value Adjustment Gain on DFA - Additional Information (Details) $ in Millions	12 Months Ended
Jun. 30, 2023 USD ($)
Material income and expense [abstract]
Fair value adjustment, non-cash gain on revaluation	$ 12.3
Non-cash interest at imputed rate	23.82%